Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Long Term Fixed-rate time-charter contracts [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Charter period	1 year
Short Term Fixed-rate time-charter contracts [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Charter period	1 year